Restatement of Certain Consolidated Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement Of Certain Consolidated Financial Statements [Abstract]
Restatement of Certain Consolidated Financial Statements

2. Restatement of Certain Consolidated Financial Statements

Our Consolidated Statements of Operations for the three and nine months ended September 30, 2011 and our Consolidated Statements of Cash Flows for the nine months ended September 30, 2011 have been restated to correct the accounting for warrants issued as part of the Company’s January 2011 equity financing.  The Company has determined that, as prescribed under Accounting Standards Codification 480, Distinguishing Liabilities from Equity, these warrants should have been classified as liabilities on the Company’s Consolidated Balance Sheet because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  The proper accounting for this warrant liability requires the liability to be recorded at fair value on the Company’s Consolidated Balance Sheet, with corresponding changes in such fair value to be recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

Accordingly, the Company has restated the financial statements referenced above to correct this error.  The correction of this error did not impact the operating results of the Company or its overall liquidity.  The effects of the restatement on the Company’s consolidated financial statements are set forth in the tables below:

Consolidated Statement of Operations for the Three Months Ended September 30, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Mark-to-market adjustment on warrant liability	$-	$632,475	$632,475
Net loss before income tax	(511,290)	632,475	121,185
Net loss	(511,290)	632,475	121,185
Net loss per share - Basic and diluted	(0.01)	0.01	0.00

Consolidated Statement of Operations for the Nine Months Ended September 30, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Mark-to-market adjustment on warrant liability	$-	$2,014,575	$2,014,575
Net loss before income tax	(2,064,903)	2,014,575	(50,328)
Net loss	(2,064,903)	2,014,575	(50,328)
Net loss per share - Basic and diluted	(0.06)	0.06	(0.00)

Consolidated Statement of Cash Flows for the Nine Months Ended September 30, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Net loss	$(2,064,903)	$2,014,575	$(50,328)
Mark-to-market adjustment on warrant liability	-	(2,014,575)	(2,014,575)

NOTE 12	RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS

Restatement of Certain Consolidated Financial Statements

Our Consolidated Balance Sheet as of December 31, 2011, our Consolidated Statement of Operations for the year ended December 31, 2011, our Consolidated Statement of Changes in Stockholders' Equity for the year ended December 31, 2011 and our Consolidated Statement of Cash Flows for the year ended December 31, 2011 have been restated to correct the accounting for warrants issued as part of the Company’s January 2011 equity financing. The Company has determined that, as prescribed under Accounting Standards Codification 480, Distinguishing Liabilities from Equity, these warrants should have been classified as liabilities on the Company’s Consolidated Balance Sheet because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  The proper accounting for this warrant liability requires the liability to be recorded at fair value on the Company’s Consolidated Balance Sheets, with corresponding changes in such fair value to be recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

Accordingly, the Company has restated the financial statements referenced above to correct this error. The correction of this error did not impact the operating results of the Company or its overall liquidity.  The effects of the restatement on the Company’s consolidated financial statements are set forth in the tables below:

Consolidated Balance Sheet as of December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Warrant liability	$-	$937,000	$937,000
Total liabilities	5,154,442	937,000	6,091,442
Additional paid-in capital	11,231,864	(2,975,000)	8,256,864
Accumulated deficit	(5,722,743)	2,038,000	(3,684,743)
Total Stockholders' Equity	5,547,701	(937,000)	4,610,701

Consolidated Statements of Operations for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Mark-to-market adjustment on warrant liability	$-	$2,038,000	$2,038,000
Total Other Income (Expense)	32,767	2,038,000	2,070,767
Loss Before Provision For Income Taxes	(3,631,173)	2,038,000	(1,593,173)
Net Loss	(3,631,173)	2,038,000	(1,593,173)
Net Loss Per Share - Basic and diluted	(0.10)	0.06	(0.04)

Consolidated Statement of Changes in Stockholders' Equity for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Additional paid-in capital	$11,231,864	$(2,975,000)	$8,256,864
Accumulated deficit	(5,722,743)	2,038,000	(3,684,743)
Total Stockholders' Equity	5,547,701	(937,000)	4,610,701

Consolidated Statements of Cash Flows for the Year Ended December 31, 2011:

	As Originally Reported	Effect of Restatement	As Restated
Net Loss	$(3,631,173)	$2,038,000	$(1,593,173)
Mark-to-market adjustment on warrant liability	-	(2,038,000)	(2,038,000)